Wilson Bank Holding Company - Parent Company Financial Information - Statements of Changes in Stockholders' Equity - Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company Only Financial Information [Line Items]
Beginning balance				$ 177,671				$ 169,698				$ 157,348	$ 177,671	$ 169,698	$ 157,348
Cash dividends declared, $.85,$.60 and $.60 per share for the period ended 2012, 2013 and 2014 respectively													(4,510)	(4,464)	(6,243)
Issuance of 106,230, 73,411 and 69,289 shares of stock pursuant to dividend reinvestment plan for the period 2012, 2013 and 2014 respectively													3,204	3,248	4,518
Issuance of 8,788, 5,973 and 6,144 shares of stock pursuant to exercise of stock options for the period 2012, 2013 and 2014 respectively													186	156	189
Share based compensation expense													41	32	31
Net change in fair value of available-for-sale securities during the year, net of taxes of $1,058, $4,261 and $2,245 for the period 2012, 2013 and 2014 respectively													3,617	(6,868)	1,707
Repurchase of 2,053 common shares													(94)
Net earnings for the year	6,100	5,351	5,154	4,172	4,163	4,481	4,247	2,978	2,715	3,459	3,149	2,825	20,777	15,869	12,148
Ending balance	200,892				177,671				169,698				200,892	177,671	169,698
Common Stock [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				14,997				14,838				14,608	14,997	14,838	14,608
Issuance of 106,230, 73,411 and 69,289 shares of stock pursuant to dividend reinvestment plan for the period 2012, 2013 and 2014 respectively													139	147	212
Issuance of 8,788, 5,973 and 6,144 shares of stock pursuant to exercise of stock options for the period 2012, 2013 and 2014 respectively													12	12	18
Repurchase of 2,053 common shares													(4)
Ending balance	15,144				14,997				14,838				15,144	14,997	14,838
Additional Paid-in Capital [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				54,519				51,242				46,734	54,519	51,242	46,734
Issuance of 106,230, 73,411 and 69,289 shares of stock pursuant to dividend reinvestment plan for the period 2012, 2013 and 2014 respectively													3,065	3,101	4,306
Issuance of 8,788, 5,973 and 6,144 shares of stock pursuant to exercise of stock options for the period 2012, 2013 and 2014 respectively													174	144	171
Share based compensation expense													41	32	31
Repurchase of 2,053 common shares													(90)
Ending balance	57,709				54,519				51,242				57,709	54,519	51,242
Retained Earnings [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				112,451				101,046				95,141	112,451	101,046	95,141
Cash dividends declared, $.85,$.60 and $.60 per share for the period ended 2012, 2013 and 2014 respectively													(4,510)	(4,464)	(6,243)
Net earnings for the year													20,777	15,869	12,148
Ending balance	128,718				112,451				101,046				128,718	112,451	101,046
Net Unrealized Gain (Loss) On Available-For- Sale Securities [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				(4,296)				2,572				865	(4,296)	2,572	865
Net change in fair value of available-for-sale securities during the year, net of taxes of $1,058, $4,261 and $2,245 for the period 2012, 2013 and 2014 respectively													3,617	(6,868)	1,707
Ending balance	(679)				(4,296)				2,572				(679)	(4,296)	2,572
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				177,671				169,698				157,348	177,671	169,698	157,348
Cash dividends declared, $.85,$.60 and $.60 per share for the period ended 2012, 2013 and 2014 respectively													(4,510)	(4,464)	(6,243)
Issuance of 106,230, 73,411 and 69,289 shares of stock pursuant to dividend reinvestment plan for the period 2012, 2013 and 2014 respectively													3,204	3,248	4,518
Issuance of 8,788, 5,973 and 6,144 shares of stock pursuant to exercise of stock options for the period 2012, 2013 and 2014 respectively													186	156	189
Share based compensation expense													41	32	31
Net change in fair value of available-for-sale securities during the year, net of taxes of $1,058, $4,261 and $2,245 for the period 2012, 2013 and 2014 respectively													3,617	(6,868)	1,707
Repurchase of 2,053 common shares													(94)
Net earnings for the year													20,777	15,869	12,148
Ending balance	200,892				177,671				169,698				200,892	177,671	169,698
Wilson Bank Holding Company [Member] | Common Stock [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				14,997				14,838				14,608	14,997	14,838	14,608
Issuance of 106,230, 73,411 and 69,289 shares of stock pursuant to dividend reinvestment plan for the period 2012, 2013 and 2014 respectively													139	147	212
Issuance of 8,788, 5,973 and 6,144 shares of stock pursuant to exercise of stock options for the period 2012, 2013 and 2014 respectively													12	12	18
Repurchase of 2,053 common shares													(4)
Ending balance	15,144				14,997				14,838				15,144	14,997	14,838
Wilson Bank Holding Company [Member] | Additional Paid-in Capital [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				54,519				51,242				46,734	54,519	51,242	46,734
Issuance of 106,230, 73,411 and 69,289 shares of stock pursuant to dividend reinvestment plan for the period 2012, 2013 and 2014 respectively													3,065	3,101	4,306
Issuance of 8,788, 5,973 and 6,144 shares of stock pursuant to exercise of stock options for the period 2012, 2013 and 2014 respectively													174	144	171
Share based compensation expense													41	32	31
Repurchase of 2,053 common shares													(90)
Ending balance	57,709				54,519				51,242				57,709	54,519	51,242
Wilson Bank Holding Company [Member] | Retained Earnings [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				112,451				101,046				95,141	112,451	101,046	95,141
Cash dividends declared, $.85,$.60 and $.60 per share for the period ended 2012, 2013 and 2014 respectively													(4,510)	(4,464)	(6,243)
Net earnings for the year													20,777	15,869	12,148
Ending balance	128,718				112,451				101,046				128,718	112,451	101,046
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For- Sale Securities [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				(4,296)				2,572				865	(4,296)	2,572	865
Net change in fair value of available-for-sale securities during the year, net of taxes of $1,058, $4,261 and $2,245 for the period 2012, 2013 and 2014 respectively													3,617	(6,868)	1,707
Ending balance	$ (679)				$ (4,296)				$ 2,572				$ (679)	$ (4,296)	$ 2,572